18. Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Provisions Tables Abstract
Provisions
	2019					2018
Item	At beginning	Increases	Decreases		At end	At end
	ARS 000	ARS 000	ARS 000		ARS 000	ARS 000
Provisions

Current

Provision for lawsuits and claims	826,848	5,282	(804,674)	(1)	27,456	826,848
12-31-2019	826,848	5,282	(804,674)		27,456
12-31-2018	939,110	163,467	(275,729)	(2)		826,848

(1)	788.579 as of December 31, 2019, relates to the adoption of IFRIC 23 (see note 2.4). The remaining effect relates to the effect of the inflation for the year.

(2)	Relates to the effect of the inflation for the year.